PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consisted of the following:

	June 30, 2017	June 30, 2018	June 30, 2018
	RMB	RMB	U.S. Dollars
Motor vehicles	¥4,116,847	¥4,456,156	$673,156
Office equipment and fixtures	1,139,587	1,239,914	187,304
Production equipment	916,026	1,609,500	243,134
Total property and equipment	6,172,460	7,305,570	1,103,594
Less: Accumulated depreciation	(3,404,490)	(4,134,461)	(624,560)
Property and equipment, net	¥2,767,970	¥3,171,109	$479,034
Construction in progress	¥-	¥11,779,784	$1,779,477